Contingencies	12 Months Ended
Nov. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Contingencies

Litigation

In the normal course of our business, various claims and lawsuits have been filed or are pending against us. Most of these claims and lawsuits, or any settlement of claims and lawsuits, are covered by insurance and the maximum amount of our liability, net of any insurance recoverables, is typically limited to our self-insurance retention levels. We believe the ultimate outcome of these claims, lawsuits, and settlements, as applicable, each and in the aggregate, will not have a material impact on our consolidated financial statements.

Contingent Obligations – Indemnifications

Some of the debt contracts we enter into include indemnification provisions obligating us to make payments to the counterparty if certain events occur. These contingencies generally relate to changes in taxes or changes in laws which increase our lenders’ costs. There are no stated or notional amounts included in the indemnification clauses, and we are not able to estimate the maximum potential amount of future payments, if any, under these indemnification clauses.